UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number:	811-22121

Registrant Name:	PIMCO Income Opportunity Fund

Address of Principal Executive Offices:	1633 Broadway
New York, NY 10019

Name and Address of Agent for Service:	William G. Galipeau
650 Newport Center Drive
Newport Beach, CA 92660

Registrant’s telephone number, including area code:	(844) 337-4626

Date of Fiscal Year End:	October 31

Date of Reporting Period:	January 31, 2015

Item 1. Schedule of Investments

Schedule of Investments

PIMCO Income Opportunity Fund

January 31, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 168.9%
BANK LOAN OBLIGATIONS 6.5%
Albertson’s Holdings LLC
4.000% due 08/25/2019		$405	$403
4.250% due 08/25/2021		886	886
Clear Channel Communications, Inc.
3.821% due 01/29/2016		920	910
6.921% due 01/30/2019		4,600	4,299
Energy Future Intermediate Holding Co. LLC
4.250% due 06/19/2016		15,077	15,096
New Albertson’s, Inc.
4.750% due 06/27/2021		798	789
OGX
TBA% due 04/10/2015		266	206
Ortho-Clinical Diagnostics, Inc.
4.750% due 06/30/2021		597	575
Sequa Corp.
5.250% due 06/19/2017		495	477
ServiceMaster Co.
4.250% due 07/01/2021		499	492
Stockbridge SBE Holdings LLC
13.000% due 05/02/2017		750	690

Total Bank Loan Obligations (Cost $25,220)			24,823

CORPORATE BONDS & NOTES 65.7%
BANKING & FINANCE 22.4%
AGFC Capital Trust
6.000% due 01/15/2067 (h)		2,300	1,725
Ally Financial, Inc.
8.300% due 02/12/2015 (h)		5,000	5,006
American International Group, Inc.
8.625% due 05/22/2068 (h)	GBP	550	969
Banco Continental SAECA
8.875% due 10/15/2017 (h)		$3,900	4,002
Barclays Bank PLC
7.625% due 11/21/2022 (h)		400	447
7.750% due 04/10/2023 (h)		200	219
14.000% due 06/15/2019 (e)(h)	GBP	2,170	4,429
Barclays PLC
8.000% due 12/15/2020 (e)	EUR	200	244
Blackstone CQP Holdco LP
9.296% due 03/18/2019		$12,345	12,547
BPCE S.A.
9.000% due 03/17/2015 (e)(h)	EUR	750	856
9.250% due 04/22/2015 (e)(h)		350	403
Cantor Fitzgerald LP
7.875% due 10/15/2019 (h)		$3,400	3,763
Citigroup, Inc.
5.800% due 11/15/2019 (e)		80	80
6.300% due 05/15/2024 (e)		700	706
Credit Suisse
6.500% due 08/08/2023 (h)		3,200	3,562
Exeter Finance Corp.
9.750% due 05/20/2019		2,800	2,800
Genesis Energy LP
5.625% due 06/15/2024 (h)		1,700	1,547
Jefferies Finance LLC
7.500% due 04/15/2021 (h)		2,285	2,156
Jefferies LoanCore LLC
6.875% due 06/01/2020 (h)		1,552	1,420
JPMorgan Chase & Co.
6.100% due 10/01/2024 (e)		200	205
KGH Intermediate Holdco LLC
8.500% due 08/07/2019 (f)		3,876	3,876
8.500% due 08/08/2019 (f)		1,292	1,292
LBG Capital PLC
7.588% due 05/12/2020 (h)	GBP	1,500	2,299
7.869% due 08/25/2020		300	464
15.000% due 12/21/2019 (h)		3,343	7,074
15.000% due 12/21/2019	EUR	250	419
Navient Corp.
8.000% due 03/25/2020 (h)		$1,000	1,123
OneMain Financial Holdings, Inc.
7.250% due 12/15/2021 (h)		4,195	4,352

Sberbank of Russia Via SB Capital S.A.
3.352% due 11/15/2019	EUR	500	447
5.717% due 06/16/2021 (h)		$1,700	1,414
6.125% due 02/07/2022 (h)		7,900	6,676
6.125% due 02/07/2022		600	507
Toll Road Investors Partnership LP
0.000% due 02/15/2045		18,610	3,815
Towergate Finance PLC
8.500% due 02/15/2018 (h)	GBP	1,730	2,319
Vnesheconombank Via VEB Finance PLC
5.942% due 11/21/2023 (h)		$1,600	1,078
6.902% due 07/09/2020 (h)		1,000	757

			84,998

INDUSTRIALS 33.8%
Aeropuertos Dominicanos Siglo S.A.
9.750% due 11/13/2019 (h)		2,000	1,923
Algeco Scotsman Global Finance PLC
8.500% due 10/15/2018 (h)		3,100	3,053
Ancestry.com, Inc. (9.625% Cash or 10.375% PIK)
9.625% due 10/15/2018 (c)		550	520
Armored Autogroup, Inc.
9.250% due 11/01/2018 (h)		5,940	5,970
Berau Coal Energy Tbk PT
7.250% due 03/13/2017 (h)		2,100	1,029
Boardriders S.A.
8.875% due 12/15/2017 (h)	EUR	400	420
Boxer Parent Co., Inc. (9.000% Cash or 9.750% PIK)
9.000% due 10/15/2019 (c)(h)		$3,601	2,953
Brakes Capital
5.082% due 12/15/2018	EUR	600	678
Caesars Entertainment Operating Co., Inc.
8.500% due 02/15/2020 ^(h)		$10,192	7,746
9.000% due 02/15/2020 ^		508	381
California Resources Corp.
6.000% due 11/15/2024 (h)		5,100	4,207
Capsugel S.A. (7.000% Cash or 7.750% PIK)
7.000% due 05/15/2019 (c)(h)		1,000	1,021
Carolina Beverage Group LLC
10.625% due 08/01/2018 (h)		1,102	1,063
Commercial Vehicle Group, Inc.
7.875% due 04/15/2019 (h)		432	446
Continental Airlines Pass-Through Trust
7.707% due 10/02/2022 (h)		871	973
8.048% due 05/01/2022 (h)		941	1,053
Corp. GEO S.A.B. de C.V.
8.875% due 03/27/2022 ^		200	13
9.250% due 06/30/2020 ^		1,800	117
Crimson Merger Sub, Inc.
6.625% due 05/15/2022 (h)		3,600	3,118
CVS Pass-Through Trust
7.507% due 01/10/2032 (h)		2,673	3,527
Delta Air Lines Pass-Through Trust
7.750% due 06/17/2021 (h)		1,129	1,314
Diamond Foods, Inc.
7.000% due 03/15/2019 (h)		250	253
DriveTime Automotive Group, Inc.
8.000% due 06/01/2021 (h)		1,500	1,410
Endo Finance LLC
5.375% due 01/15/2023 (h)		2,300	2,271
Enterprise Inns PLC
6.875% due 05/09/2025	GBP	20	31
Forbes Energy Services Ltd.
9.000% due 06/15/2019 (h)		$1,580	972
GCI, Inc.
6.750% due 06/01/2021 (h)		4,181	4,184
Global Geophysical Services, Inc.
10.500% due 05/01/2017 ^		958	16
Hellenic Railways Organization S.A.
4.028% due 03/17/2017	EUR	800	678
Hema Bondco BV
6.250% due 06/15/2019		300	282
iHeartCommunications, Inc.
9.000% due 03/01/2021 (h)		$3,790	3,690
Intrepid Aviation Group Holdings LLC
6.875% due 02/15/2019		4,391	4,281
Millar Western Forest Products Ltd.
8.500% due 04/01/2021 (h)		1,975	2,039
Mongolian Mining Corp.
8.875% due 03/29/2017		2,100	1,407
Numericable SFR
4.875% due 05/15/2019 (h)		5,000	5,019
5.375% due 05/15/2022	EUR	400	479
5.625% due 05/15/2024 (h)		1,100	1,322
6.000% due 05/15/2022 (h)		$500	512

OGX Austria GmbH
8.375% due 04/01/2022 ^		3,300	25
8.500% due 06/01/2018 ^		3,700	28
Perstorp Holding AB
8.750% due 05/15/2017 (h)		5,000	4,962
9.000% due 05/15/2017 (h)	EUR	1,600	1,846
Petrobras International Finance Co. S.A.
5.750% due 01/20/2020 (h)		$600	558
7.875% due 03/15/2019 (h)		9,700	9,679
Petroleos de Venezuela S.A.
6.000% due 11/15/2026		130	40
Pinnacol Assurance
8.625% due 06/25/2034 (f)		2,900	3,206
Pittsburgh Glass Works LLC
8.000% due 11/15/2018 (h)		540	575
Quiksilver, Inc.
7.875% due 08/01/2018 (h)		112	102
Regency Energy Partners LP
5.000% due 10/01/2022 (h)		2,100	2,205
Rockies Express Pipeline LLC
6.875% due 04/15/2040 (h)		310	334
Russian Railways via RZD Capital PLC
3.374% due 05/20/2021	EUR	100	79
Russian Railways Via RZD Capital PLC
5.700% due 04/05/2022 (h)		$400	326
5.739% due 04/03/2017 (h)		500	467
7.487% due 03/25/2031	GBP	100	123
Sequa Corp.
7.000% due 12/15/2017 (h)		$1,530	1,365
Spanish Broadcasting System, Inc.
12.500% due 04/15/2017 (h)		7,650	7,918
Teine Energy Ltd.
6.875% due 09/30/2022		800	644
Tembec Industries, Inc.
9.000% due 12/15/2019 (h)		1,800	1,782
Times Square Hotel Trust
8.528% due 08/01/2026 (h)		5,116	6,772
Trinseo Materials Operating S.C.A.
8.750% due 02/01/2019 (h)		5,688	5,770
UAL Pass-Through Trust
9.750% due 07/15/2018 (h)		1,425	1,581
10.400% due 05/01/2018 (h)		957	1,059
UCP, Inc.
8.500% due 10/21/2017		2,800	2,816
Unique Pub Finance Co. PLC
7.395% due 03/28/2024	GBP	500	766
UPCB Finance Ltd.
7.625% due 01/15/2020 (h)	EUR	1,500	1,768
Valeant Pharmaceuticals International
6.875% due 12/01/2018		$582	605
Vander Intermediate Holding Corp. (9.750% Cash or 10.500% PIK)
9.750% due 02/01/2019 (c)(h)		300	293
Western Express, Inc.
12.500% due 04/15/2015		320	310

			128,375

UTILITIES 9.5%
AK Transneft OJSC Via TransCapitalInvest Ltd.
8.700% due 08/07/2018 (h)		600	606
8.700% due 08/07/2018		100	101
Cloud Peak Energy Resources LLC
8.500% due 12/15/2019 (h)		1,800	1,840
Dynegy Finance, Inc.
6.750% due 11/01/2019 (h)		625	644
7.375% due 11/01/2022 (h)		595	615
7.625% due 11/01/2024		85	88
Frontier Communications Corp.
9.000% due 08/15/2031 (h)		2,000	2,170
Gazprom Neft OAO Via GPN Capital S.A.
4.375% due 09/19/2022		200	144
6.000% due 11/27/2023 (h)		1,350	1,019
Gazprom OAO Via Gaz Capital S.A.
5.999% due 01/23/2021 (h)		181	155
5.999% due 01/23/2021		200	171
6.510% due 03/07/2022 (h)		6,600	5,694
6.605% due 02/13/2018	EUR	100	109
7.288% due 08/16/2037 (h)		$1,454	1,254
8.625% due 04/28/2034 (h)		1,081	1,043
9.250% due 04/23/2019		100	98
Illinois Power Generating Co.
6.300% due 04/01/2020 (h)		4,295	3,608
7.950% due 06/01/2032 (h)		4,033	3,448
NGPL PipeCo LLC
7.768% due 12/15/2037		195	209
9.625% due 06/01/2019 (h)		3,220	3,168

Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2021 (h)		4,250	3,411
Sierra Hamilton LLC
12.250% due 12/15/2018		200	178
Sprint Corp.
7.125% due 06/15/2024 (h)		5,800	5,669
7.875% due 09/15/2023 (h)		600	611

			36,053

Total Corporate Bonds & Notes (Cost $269,049)			249,426

CONVERTIBLE BONDS & NOTES 1.6%
BANKING & FINANCE 1.6%
SL Green Operating Partnership LP
3.000% due 10/15/2017		3,800	5,914

Total Convertible Bonds & Notes (Cost $3,788)			5,914

MUNICIPAL BONDS & NOTES 0.7%
IOWA 0.1%
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023		200	200

WEST VIRGINIA 0.6%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047		2,780	2,392

Total Municipal Bonds & Notes (Cost $2,868)			2,592

U.S. GOVERNMENT AGENCIES 0.3%
Fannie Mae
4.000% due 11/01/2033 - 10/01/2040		79	84
Freddie Mac
0.749% due 10/25/2020 (a)(h)		29,075	1,042

Total U.S. Government Agencies (Cost $1,095)			1,126

U.S. TREASURY OBLIGATIONS 0.1%
U.S. Treasury Notes
0.250% due 02/28/2015		498	498

Total U.S. Treasury Obligations (Cost $498)			498

MORTGAGE-BACKED SECURITIES 46.0%
Adjustable Rate Mortgage Trust
2.621% due 01/25/2036		270	236
Auburn Securities PLC
0.905% due 10/01/2041	GBP	281	416
Banc of America Alternative Loan Trust
16.570% due 09/25/2035 ^		$2,730	3,397
Banc of America Funding Trust
2.297% due 12/20/2036		244	242
2.630% due 03/20/2036 ^		1,789	1,557
2.669% due 12/20/2034		1,540	1,301
2.769% due 12/20/2034		463	254
2.921% due 10/20/2046 ^		900	684
Banc of America Mortgage Trust
2.497% due 10/20/2046 ^		185	120
2.644% due 09/25/2034		260	256
5.750% due 08/25/2034 (h)		599	636
BCAP LLC Trust
1.832% due 11/26/2037 ^		481	483
5.017% due 03/26/2036		401	405
Bear Stearns Adjustable Rate Mortgage Trust
2.273% due 08/25/2047 ^		575	464
2.373% due 09/25/2034		153	139
2.587% due 10/25/2036 ^		1,697	1,476
2.591% due 01/25/2035		352	357
2.671% due 09/25/2034		181	177
4.315% due 03/25/2035		774	760
4.894% due 06/25/2047 ^		499	452
Bear Stearns ALT-A Trust
0.488% due 06/25/2046 ^(h)		5,231	3,777
0.868% due 01/25/2035 (h)		1,274	1,244
2.425% due 11/25/2035		90	73
2.480% due 09/25/2034		1,507	1,350
2.480% due 04/25/2035		494	391
2.572% due 08/25/2036 ^		4,823	4,021
2.697% due 08/25/2036 ^		739	543
2.836% due 05/25/2035		815	740
2.968% due 05/25/2036 ^		1,270	996

3.604% due 09/25/2034		757	743
4.261% due 11/25/2036 ^		855	661
4.510% due 07/25/2035 ^		449	342
Bear Stearns Commercial Mortgage Securities Trust
6.000% due 11/11/2035 ^		443	447
Bluestone Securities PLC
0.775% due 06/09/2043	GBP	455	658
BRAD Resecuritization Trust
2.177% due 03/12/2021		$3,688	310
6.550% due 03/12/2021		689	662
CBA Commercial Small Balance Commercial Mortgage
5.540% due 01/25/2039 ^		2,749	1,820
Celtic Residential Irish Mortgage Securitisation PLC
0.249% due 11/13/2047	EUR	637	682
Chase Mortgage Finance Trust
5.500% due 11/25/2021 ^		$1,308	1,117
6.000% due 03/25/2037 ^		1,379	1,240
Citigroup Mortgage Loan Trust, Inc.
2.753% due 03/25/2037 ^(h)		2,922	2,286
5.500% due 11/25/2035 ^		1,078	960
Commercial Mortgage Trust
5.892% due 07/10/2046 (h)		2,170	2,463
Countrywide Alternative Loan Trust
0.363% due 12/20/2046		1,357	1,038
0.418% due 06/25/2037 ^		1,372	920
0.499% due 11/20/2035 (h)		3,163	2,585
0.518% due 05/25/2036 ^		2,737	1,728
0.518% due 06/25/2036 ^		2,400	1,695
5.500% due 10/25/2035 ^		586	538
5.500% due 12/25/2035 ^(h)		2,937	2,581
5.750% due 05/25/2036 ^(h)		493	422
6.000% due 11/25/2035 ^		500	266
6.000% due 04/25/2036 ^		517	450
6.000% due 04/25/2037 ^(h)		940	703
6.000% due 05/25/2037 ^		1,927	1,615
6.000% due 05/25/2037 ^(h)		2,622	2,191
6.250% due 08/25/2037 ^		527	473
6.500% due 09/25/2032 ^		623	614
6.500% due 07/25/2035 ^		1,136	673
6.500% due 06/25/2036 ^		760	617
Countrywide Home Loan Mortgage Pass-Through Trust
0.488% due 03/25/2035		1,104	1,060
2.373% due 08/20/2035 ^		169	158
2.463% due 11/25/2035 ^(h)		4,065	3,473
2.535% due 06/20/2035		478	416
2.589% due 08/25/2034		104	92
2.648% due 09/25/2047 ^		1,308	1,153
2.918% due 03/25/2037 ^		1,591	1,303
5.500% due 08/25/2035 ^		171	164
Credit Suisse First Boston Mortgage Securities Corp.
7.500% due 05/25/2032 (h)		2,106	2,270
Credit Suisse Mortgage Capital Certificates
6.500% due 07/26/2036 ^		595	338
Credit Suisse Mortgage Capital Mortgage-Backed Trust
0.768% due 07/25/2036 ^		825	424
5.896% due 04/25/2036		680	543
6.500% due 05/25/2036 ^		564	391
Deutsche ALT-A Securities, Inc.
0.318% due 02/25/2047		913	627
Deutsche ALT-B Securities, Inc.
6.250% due 07/25/2036 ^		173	133
Deutsche Mortgage Securities, Inc. Mortgage Loan Trust
5.500% due 09/25/2033 (h)		313	329
Downey Savings & Loan Association Mortgage Loan Trust
0.348% due 04/19/2047 ^		681	178
EMF-NL BV
1.060% due 07/17/2041	EUR	800	816
2.310% due 10/17/2041		1,000	1,124
First Horizon Alternative Mortgage Securities Trust
2.200% due 05/25/2036 ^		$2,842	2,290
2.217% due 02/25/2036		295	235
2.253% due 08/25/2035 ^		358	102
2.289% due 11/25/2036 ^		2,112	1,588
6.250% due 11/25/2036 ^		180	149
First Horizon Mortgage Pass-Through Trust
2.382% due 07/25/2037 ^		221	186
2.575% due 01/25/2037 ^		1,690	1,476
5.500% due 08/25/2035		283	289
FREMF Mortgage Trust
0.100% due 05/25/2020 (a)		49,139	191
GMAC Mortgage Corp. Loan Trust
2.918% due 06/25/2034		259	250
2.958% due 07/19/2035		145	139
3.277% due 06/25/2034		214	207
Greenpoint Mortgage Funding Trust
0.348% due 01/25/2037		1,675	1,278

GS Mortgage Securities Trust
1.499% due 08/10/2043 (a)		9,006	565
6.040% due 08/10/2043 (h)		2,100	2,359
GSR Mortgage Loan Trust
0.618% due 07/25/2037 ^		688	493
2.758% due 12/25/2034		46	45
2.891% due 01/25/2036 ^(h)		2,334	2,178
6.000% due 09/25/2034		172	173
HarborView Mortgage Loan Trust
0.358% due 02/19/2046 (h)		2,614	2,291
0.378% due 11/19/2036 (h)		4,998	3,731
0.488% due 01/19/2035		395	350
0.728% due 06/19/2034		380	355
2.531% due 08/19/2036 ^		389	286
4.558% due 06/19/2036 ^		1,672	1,200
HomeBanc Mortgage Trust
0.418% due 03/25/2035		583	525
IM Pastor Fondo de Titulizacion de Activos
0.219% due 03/22/2044	EUR	911	927
Impac CMB Trust
0.688% due 11/25/2035 ^		$485	399
IndyMac Mortgage Loan Trust
0.398% due 04/25/2035		297	261
0.968% due 08/25/2034		321	289
1.028% due 09/25/2034		627	567
2.064% due 06/25/2037 ^		493	378
2.561% due 12/25/2036 ^		2,148	1,890
2.661% due 05/25/2037 ^		1,789	1,409
4.555% due 05/25/2037 ^		85	12
4.627% due 11/25/2036 ^		1,721	1,567
JPMorgan Alternative Loan Trust
2.595% due 05/25/2036 ^		689	566
5.500% due 11/25/2036 ^		7	7
JPMorgan Commercial Mortgage-Backed Securities Trust
5.642% due 03/18/2051 (h)		4,000	4,330
JPMorgan Mortgage Trust
2.504% due 07/25/2035		211	210
2.507% due 10/25/2036 ^		90	81
2.626% due 05/25/2036 ^		1,278	1,143
2.696% due 06/25/2037 ^		479	434
5.500% due 11/25/2034 (h)		3,478	3,556
6.000% due 08/25/2037 ^		1,017	929
KGS Alpha SBA Trust
1.050% due 04/25/2038		2,475	112
Landmark Mortgage Securities PLC
0.302% due 06/17/2038	EUR	413	453
0.779% due 06/17/2038	GBP	1,083	1,555
Lehman Mortgage Trust
6.000% due 05/25/2037 ^(h)		$2,490	2,438
6.151% due 04/25/2036		580	550
MASTR Adjustable Rate Mortgages Trust
0.378% due 04/25/2046		1,330	1,012
0.854% due 01/25/2047 ^		615	436
3.020% due 10/25/2034		1,075	950
Morgan Stanley Mortgage Loan Trust
2.527% due 07/25/2035 (h)		3,063	2,689
2.587% due 01/25/2035 ^		401	31
5.750% due 12/25/2035 ^		862	815
6.000% due 08/25/2037 ^		482	451
Morgan Stanley Re-REMIC Trust
0.000% due 07/17/2056 (b)(h)		86	86
Prime Mortgage Trust
0.518% due 06/25/2036 ^		5,219	2,872
7.000% due 07/25/2034		248	252
Regal Trust
2.167% due 09/29/2031		28	27
Residential Accredit Loans, Inc. Trust
0.348% due 06/25/2046		450	204
0.378% due 06/25/2037		2,864	2,169
5.500% due 04/25/2037		194	153
6.000% due 08/25/2035 ^		937	878
6.000% due 01/25/2037 ^		916	787
Residential Asset Securitization Trust
6.000% due 03/25/2037 ^		669	485
Residential Funding Mortgage Securities, Inc. Trust
5.786% due 07/27/2037 ^		481	422
6.000% due 06/25/2037 ^		827	731
Royal Bank of Scotland Capital Funding Trust
5.223% due 08/16/2048 (h)		2,000	2,097
Salomon Brothers Mortgage Securities, Inc.
6.500% due 02/25/2029		501	509
Sequoia Mortgage Trust
2.684% due 01/20/2038 ^		545	462
Structured Adjustable Rate Mortgage Loan Trust
2.435% due 08/25/2034		41	41
4.577% due 11/25/2036 ^		1,269	1,155
5.025% due 01/25/2036 ^		1,823	1,378

Structured Asset Mortgage Investments Trust
0.378% due 08/25/2036 (h)	3,307	2,597
0.398% due 05/25/2045	242	219
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
2.384% due 01/25/2034	691	673
Suntrust Adjustable Rate Mortgage Loan Trust
2.877% due 10/25/2037 ^	523	469
TBW Mortgage-Backed Trust
6.000% due 07/25/2036 ^	483	379
WaMu Commercial Mortgage Securities Trust
5.673% due 03/23/2045 (h)	5,000	5,225
WaMu Mortgage Pass-Through Certificates Trust
0.458% due 10/25/2045	53	49
1.934% due 11/25/2036 ^	537	458
2.045% due 03/25/2037 ^	855	728
2.051% due 06/25/2037 ^(h)	2,516	2,232
2.143% due 03/25/2033	141	140
2.171% due 07/25/2046 (h)	2,839	2,572
2.276% due 02/25/2037 ^	1,403	1,214
2.318% due 07/25/2037 ^(h)	4,873	3,955
2.327% due 07/25/2037 ^	1,967	1,768
2.360% due 02/25/2037 ^	1,854	1,638
Washington Mutual Mortgage Pass-Through Certificates Trust
0.964% due 10/25/2046 ^	820	589
1.600% due 06/25/2033	67	65
5.500% due 07/25/2035 ^(h)	4,510	4,179
Wells Fargo Mortgage-Backed Securities Trust
0.668% due 07/25/2037 ^	558	476
2.494% due 09/25/2036 ^	1,250	1,170
2.600% due 04/25/2036 ^	148	145
2.610% due 09/25/2036 ^	50	47
2.617% due 10/25/2036 ^	49	47
5.500% due 01/25/2036 ^	31	9

Total Mortgage-Backed Securities (Cost $143,202)		174,568

ASSET-BACKED SECURITIES 35.3%
Access Financial Manufactured Housing Contract Trust
7.650% due 05/15/2021	245	142
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
1.893% due 05/25/2034	154	115
3.018% due 08/25/2032	1,567	1,480
Asset-Backed Funding Certificates Trust
0.728% due 10/25/2033	167	149
0.993% due 08/25/2033	1,291	1,252
Associates Manufactured Housing Pass-Through Certificates
7.150% due 03/15/2028 (h)	1,628	1,942
Bear Stearns Asset-Backed Securities Trust
0.634% due 09/25/2034	1,078	1,027
2.778% due 07/25/2036	861	463
Bombardier Capital Mortgage Securitization Corp.
7.830% due 06/15/2030	3,644	2,131
Conseco Finance Securitizations Corp.
7.770% due 09/01/2031	1,184	1,318
7.960% due 05/01/2031	1,883	1,475
7.970% due 05/01/2032	282	189
8.060% due 05/01/2031	3,207	2,174
9.163% due 03/01/2033	3,070	2,785
Conseco Financial Corp.
6.220% due 03/01/2030	180	192
6.330% due 11/01/2029	142	147
6.530% due 02/01/2031	1,605	1,611
6.860% due 03/15/2028	1	1
7.050% due 01/15/2027	367	376
7.140% due 03/15/2028	511	543
7.240% due 06/15/2028	293	305
Countrywide Asset-Backed Certificates
0.318% due 03/25/2047	20	17
0.508% due 12/25/2036 ^	972	673
0.728% due 08/25/2032	513	437
0.948% due 11/25/2034 (h)	528	511
1.143% due 02/25/2034	385	363
1.443% due 02/25/2035 (h)	3,750	3,336
4.693% due 10/25/2035	91	91
Credit Suisse First Boston Mortgage Securities Corp.	3,355	3,111
1.218% due 02/25/2031
Credit-Based Asset Servicing and Securitization LLC
1.490% due 12/25/2035	1,377	1,085
First Franklin Mortgage Loan Trust
0.618% due 11/25/2036 (h)	10,000	8,300
0.768% due 07/25/2035 (h)	8,092	5,939
Greenpoint Manufactured Housing
8.300% due 10/15/2026	1,000	1,072
GSAA Home Equity Trust
5.772% due 11/25/2036 ^	2,849	1,714

Home Equity Asset Trust
2.568% due 10/25/2033		38	35
Home Equity Loan Trust
0.398% due 04/25/2037		13,115	8,151
0.508% due 04/25/2037		8,700	5,206
IndyMac Home Equity Mortgage Loan Asset-Backed Trust
0.408% due 04/25/2047		18,750	10,937
0.488% due 04/25/2047 (h)		6,500	4,552
JPMorgan Mortgage Acquisition Trust
0.250% due 08/25/2036		10	5
0.358% due 03/25/2047		1,849	963
Lehman ABS Mortgage Loan Trust
0.258% due 06/25/2037		7,381	4,798
0.368% due 06/25/2037		5,841	3,852
Long Beach Mortgage Loan Trust
0.328% due 10/25/2036		1,177	581
2.643% due 03/25/2032		452	417
MASTR Asset-Backed Securities Trust
0.278% due 08/25/2036		4,237	2,308
5.233% due 11/25/2035		238	242
Merrill Lynch First Franklin Mortgage Loan Trust
0.408% due 05/25/2037 (h)		6,402	3,834
Merrill Lynch Mortgage Investors Trust
0.668% due 06/25/2036		1,807	1,669
Morgan Stanley Dean Witter Capital, Inc. Trust
1.593% due 02/25/2033		793	754
Morgan Stanley Home Equity Loan Trust
1.218% due 12/25/2034 (h)		4,445	3,817
NovaStar Mortgage Funding Trust
0.338% due 11/25/2036		1,704	797
Oakwood Mortgage Investors, Inc.
0.397% due 06/15/2032		28	25
Option One Mortgage Loan Trust
5.662% due 01/25/2037 ^		44	45
Origen Manufactured Housing Contract Trust
7.650% due 03/15/2032		3,220	3,382
Ownit Mortgage Loan Trust
3.377% due 12/25/2036		2,943	1,847
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
2.043% due 10/25/2034		1,161	531
Residential Asset Mortgage Products Trust
1.295% due 08/25/2033		1,044	931
1.893% due 09/25/2034		3,239	2,198
4.020% due 04/25/2033		6	6
5.220% due 07/25/2034 ^		241	230
5.860% due 11/25/2033 (h)		1,381	1,486
Residential Asset Securities Corp. Trust
0.608% due 10/25/2035		3,526	2,551
4.470% due 03/25/2032		14	14
Saxon Asset Securities Trust
1.143% due 12/26/2034		754	592
Securitized Asset-Backed Receivables LLC Trust
0.398% due 02/25/2037 ^		459	276
0.843% due 01/25/2035		70	66
South Coast Funding Ltd.
0.516% due 01/06/2041		51,760	17,339
Structured Asset Securities Corp. Mortgage Loan Trust
0.468% due 06/25/2035 (h)		660	583
Talon Funding Ltd.
0.725% due 06/05/2035		2,174	1,475
UCFC Home Equity Loan Trust
7.750% due 04/15/2030		741	722
Vanderbilt Acquisition Loan Trust
7.330% due 05/07/2032 (h)		443	482

Total Asset-Backed Securities (Cost $114,867)			134,165

SOVEREIGN ISSUES 0.6%
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2021	BRL	62	21
10.000% due 01/01/2023		62	21
10.000% due 01/01/2025		1,100	367
Costa Rica Government International Bond
7.000% due 04/04/2044 (h)		$700	683
Republic of Greece Government Bond
3.800% due 08/08/2017	JPY	46,000	293
4.500% due 07/03/2017		40,000	258
Russia Government International Bond
5.625% due 04/04/2042 (h)		$400	323
5.875% due 09/16/2043		200	167
7.500% due 03/31/2030		134	135

Total Sovereign Issues (Cost $2,746)			2,268

	SHARES
COMMON STOCKS 0.1%
CONSUMER DISCRETIONARY 0.1%
Tribune Media Co. ‘A’ (d)	5,969	352
Tribune Publishing Co.	1,492	31

Total Common Stocks (Cost $340)		383

WARRANTS 0.0%
INDUSTRIALS 0.0%
Alion Science and Technology Corp. - Exp. 03/15/2017	3,575	0

Total Warrants (Cost $0)		0

CONVERTIBLE PREFERRED SECURITIES 4.8%
BANKING & FINANCE 4.8%
Wells Fargo & Co.
7.500% (e)	14,500	18,029

Total Convertible Preferred Securities (Cost $9,203)		18,029

PREFERRED SECURITIES 0.5%
BANKING & FINANCE 0.5%
AgriBank FCB
6.875% due 01/01/2024 (e)	10,000	1,060
Navient Corp. CPI Linked Security
3.664% due 03/15/2017	32,400	790
3.714% due 01/16/2018	8,500	206

Total Preferred Securities (Cost $1,460)		2,056

SHORT-TERM INSTRUMENTS 6.7%
REPURCHASE AGREEMENTS (g) 3.4%		12,900

	PRINCIPAL AMOUNT (000s)
U.S. TREASURY BILLS 3.3%
0.035% due 02/26/2015 - 06/04/2015 (j)(l)	12,579	12,579

Total Short-Term Instruments (Cost $25,478)		25,479

Total Investments in Securities (Cost $599,814)		641,327

Total Investments 168.9% (Cost $599,814)		$641,327
Financial Derivative Instruments (i)(k) (1.2%) (Cost or Premiums, net $(15,475))		(4,592)
Other Assets and Liabilities, net (67.7%)		(257,106)

Net Assets Applicable to Common Shareholders 100.0%		$379,629

Notes to Schedule of Investments (amounts in thousands*, except number of shares):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	Principal only security.

(c)	Payment in-kind bond security.

(d)	Security did not produce income within the last twelve months.

(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(f)	Restricted Securities:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
KGH Intermediate Holdco LLC	8.500%	08/07/2019 - 08/08/2019	08/07/2014	$5,072	$5,168	1.36%
Pinnacol Assurance	8.625%	06/25/2034	06/23/2014	2,900	3,206	0.84%

				$7,972	$8,374	2.21%

Borrowings and Other Financing Transactions

(g)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SAL	0.110%	01/30/2015	02/02/2015	$12,900	U.S. Treasury Notes 2.375% due 08/15/2024	$(13,193)	$12,900	$12,900

Total Repurchase Agreements						$(13,193)	$12,900	$12,900

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)		Payable for Reverse Repurchase Agreements
BCY	(4.500%)	12/29/2014	12/26/2016		$(93)	$(93)
	(1.000%)	10/16/2014	10/10/2016		(912)	(910)
	(1.000%)	12/02/2014	12/01/2016		(1,045)	(1,045)
	(1.000%)	01/30/2015	01/28/2017		(1,101)	(1,101)
	(0.350%)	12/19/2014	11/19/2016		(4,595)	(4,592)
	(0.250%)	01/23/2015	01/20/2017		(3,815)	(3,815)
	0.100%	01/22/2015	01/21/2017		(6,678)	(6,678)
	0.600%	08/26/2014	02/26/2015		(2,154)	(2,160)
	0.630%	08/26/2014	02/26/2015		(4,468)	(4,480)
	0.650%	11/10/2014	02/10/2015		(1,478)	(1,480)
	0.650%	12/03/2014	02/03/2015		(7,767)	(7,776)
	0.700%	11/17/2014	02/17/2015		(608)	(609)
	0.710%	08/26/2014	02/26/2015		(1,970)	(1,976)
	0.750%	12/09/2014	03/10/2015		(773)	(774)
	0.750%	12/15/2014	03/16/2015		(1,775)	(1,777)
	0.750%	01/05/2015	04/06/2015		(367)	(367)
	0.800%	11/06/2014	02/06/2015		(1,314)	(1,317)
	0.800%	11/10/2014	02/10/2015		(3,929)	(3,936)
	0.800%	11/17/2014	02/17/2015		(4,448)	(4,456)
	0.800%	11/21/2014	02/23/2015		(1,298)	(1,300)
	0.830%	11/06/2014	02/06/2015		(785)	(787)
	0.900%	01/28/2015	04/28/2015		(1,294)	(1,294)
	1.332%	11/18/2014	02/18/2015		(2,137)	(2,143)
	1.382%	11/17/2014	02/17/2015		(371)	(372)
	1.429%	09/24/2014	03/24/2015		(4,357)	(4,380)
	1.430%	10/02/2014	04/02/2015		(3,208)	(3,224)
	1.431%	09/23/2014	03/23/2015		(5,875)	(5,906)
	1.438%	08/26/2014	02/26/2015		(3,682)	(3,706)
	1.582%	11/17/2014	02/17/2015		(2,461)	(2,469)
BOS	1.962%	01/07/2015	07/06/2015		(1,895)	(1,898)
BPG	0.820%	12/12/2014	03/11/2015		(2,355)	(2,358)
	1.320%	11/17/2014	02/17/2015		(1,458)	(1,462)
BPS	0.480%	01/26/2015	03/26/2015	EUR	(1,066)	(1,204)
BRC	0.650%	11/13/2014	02/13/2015		$(877)	(878)
	0.650%	12/12/2014	03/12/2015		(1,299)	(1,300)
	0.700%	11/17/2014	02/17/2015		(1,856)	(1,859)
	0.750%	11/03/2014	02/03/2015		(614)	(615)
	0.750%	12/12/2014	03/12/2015		(1,001)	(1,002)
	0.750%	01/05/2015	04/06/2015		(433)	(433)
	0.800%	12/15/2014	03/11/2015		(1,115)	(1,116)
	0.800%	01/14/2015	04/14/2015		(641)	(641)
	0.850%	12/23/2014	03/23/2015		(308)	(308)
	0.950%	12/03/2014	03/03/2015	EUR	(1,472)	(1,666)
CFR	(1.500%)	09/19/2014	09/17/2016		(388)	(438)
	0.750%	11/03/2014	02/03/2015		(2,287)	(2,590)
	0.750%	02/03/2015	04/30/2015		(990)	(1,119)
	1.100%	01/15/2015	04/15/2015	GBP	(1,306)	(1,968)
DEU	(0.750%)	11/19/2016	11/10/2016		$(304)	(304)
	0.650%	11/17/2014	02/17/2015		(1,236)	(1,238)
	0.750%	11/03/2014	02/03/2015		(1,383)	(1,386)
	0.750%	11/03/2014	02/18/2015		(2,601)	(2,606)
	0.750%	11/18/2014	02/18/2015		(1,704)	(1,707)
	0.750%	01/29/2015	02/03/2015		(944)	(944)
	0.780%	12/09/2014	03/04/2015		(663)	(664)
	0.800%	11/21/2014	02/23/2015		(746)	(747)
	0.800%	12/10/2014	03/10/2015		(4,122)	(4,127)
	0.800%	01/02/2015	04/02/2015		(654)	(654)
	0.800%	01/28/2015	04/28/2015		(2,552)	(2,552)
FOB	0.500%	12/16/2014	12/15/2016		(954)	(954)
JML	0.800%	01/21/2015	04/21/2015		(717)	(717)
	0.800%	02/03/2015	05/04/2015		(6,899)	(6,899)
JPS	0.985%	12/03/2014	03/03/2015		(2,080)	(2,083)
MSC	0.600%	01/05/2015	04/06/2015		(4,114)	(4,116)
	0.900%	01/05/2015	02/06/2015		(5,463)	(5,467)
	1.050%	11/17/2014	02/13/2015		(1,339)	(1,342)
	1.300%	09/18/2014	03/18/2015		(3,689)	(3,707)
	1.350%	09/18/2014	03/18/2015		(1,086)	(1,092)
RBC	0.700%	09/16/2014	03/16/2015		(5,747)	(5,763)
	0.740%	10/29/2014	04/29/2015		(1,904)	(1,908)
	0.810%	01/14/2015	07/14/2015		(4,252)	(4,254)
RDR	1.320%	10/15/2014	04/15/2015		(7,077)	(7,106)
	1.330%	09/23/2014	03/20/2015		(4,777)	(4,800)
	1.330%	12/04/2014	06/04/2015		(3,418)	(3,426)
RYL	0.750%	01/08/2015	02/09/2015	GBP	(4,102)	(6,182)
SAL	0.988%	12/09/2014	03/09/2015		$(445)	(446)
	0.993%	12/17/2014	03/16/2015		(1,138)	(1,139)
	1.005%	01/02/2015	04/02/2015		(5,048)	(5,052)
SOG	0.670%	11/17/2014	02/11/2015		(6,224)	(6,233)
	0.670%	12/09/2014	03/09/2015		(257)	(257)
	0.670%	12/12/2014	03/12/2015		(1,978)	(1,980)
	0.670%	01/28/2015	04/28/2015		(1,033)	(1,033)
	0.690%	11/14/2014	02/17/2015		(1,127)	(1,129)
	0.690%	11/17/2014	02/11/2015		(4,695)	(4,702)
	0.690%	11/24/2014	02/18/2015		(2,046)	(2,049)
	0.690%	12/04/2014	03/04/2015		(3,796)	(3,800)
	0.690%	12/09/2014	03/09/2015		(1,288)	(1,289)
	0.690%	12/10/2014	03/10/2015		(199)	(199)
	0.690%	01/16/2015	04/16/2015		(2,089)	(2,090)
	0.690%	01/27/2015	04/28/2015		(969)	(969)
	0.720%	01/20/2015	04/21/2015		(1,504)	(1,504)
UBS	(3.000%)	01/26/2014	01/21/2017	GBP	(1,375)	(2,072)
	0.500%	12/23/2014	03/23/2015		$(415)	(415)
	0.550%	11/20/2014	02/20/2015		(11,467)	(11,480)
	0.550%	12/23/2014	03/23/2015		(1,330)	(1,331)
	0.550%	01/08/2015	04/08/2015		(696)	(696)
	0.600%	11/25/2014	02/25/2015		(5,234)	(5,240)
	0.600%	12/02/2014	02/02/2015		(908)	(909)
	0.650%	11/12/2014	05/12/2015		(1,942)	(1,945)
	0.650%	11/20/2014	02/20/2015		(2,458)	(2,461)
	0.650%	11/25/2014	02/25/2015		(4,283)	(4,288)
	0.650%	12/23/2014	03/23/2015		(520)	(520)
	0.650%	01/16/2015	04/16/2015		(4,748)	(4,749)
	0.650%	01/26/2015	04/27/2015		(1,598)	(1,598)
	0.650%	02/02/2015	08/03/2015		(200)	(200)
	0.700%	12/02/2014	02/02/2015		(971)	(972)
	0.700%	01/15/2015	04/08/2015		(410)	(410)
	0.700%	01/16/2015	04/16/2015		(1,238)	(1,238)
	0.700%	01/20/2015	07/20/2015		(523)	(523)
	0.750%	11/24/2014	05/26/2015		(1,500)	(1,502)
	0.750%	01/16/2015	04/16/2015		(1,193)	(1,193)
	0.750%	02/02/2015	08/03/2015		(203)	(203)
	0.850%	02/02/2015	08/03/2015		(1,478)	(1,478)
	0.950%	01/15/2015	04/15/2015	GBP	(570)	(859)
	0.950%	01/16/2015	04/16/2015		(2,739)	(4,127)
	1.388%	12/02/2014	02/02/2015		$(1,991)	(1,996)
	1.480%	09/22/2014	03/23/2015		(1,849)	(1,859)
	1.480%	10/01/2014	04/01/2015		(3,461)	(3,479)
	1.484%	12/03/2014	02/03/2015		(2,200)	(2,206)
	1.508%	02/02/2015	08/03/2015		(1,959)	(1,959)
	1.524%	10/03/2014	04/06/2015		(4,305)	(4,327)
	1.524%	10/31/2014	05/01/2015		(7,996)	(8,028)

Total Reverse Repurchase Agreements						$(282,657)

(2)	The average amount of borrowings outstanding during the period ended January 31, 2015 was $296,846 at a weighted average interest rate of 0.770%

(h)	Securities with an aggregate market value of $319,294 and cash of $6,718 have been pledged as collateral under the terms of master agreements as of January 31, 2015.

(i)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Swap Agreements:

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Pay	3-Month CAD-Bank Bill	3.300%	06/19/2024	CAD	13,300	$1,598	$980	$85	$0
Receive	3-Month CAD-Bank Bill	3.500%	06/20/2044		5,600	(1,280)	(1,080)	0	(106)
Receive	3-Month USD-LIBOR	2.000%	06/18/2019		$14,300	(485)	(497)	0	(48)
Receive	3-Month USD-LIBOR	2.750%	06/17/2025		36,800	(2,915)	(1,951)	0	(277)
Receive	3-Month USD-LIBOR	3.750%	06/18/2044		25,600	(9,281)	(1,224)	0	(455)
Pay	6-Month AUD-BBR-BBSW	3.500%	06/17/2025	AUD	5,200	255	126	62	0

						$(12,108)	$(3,646)	$147	$(886)

Total Swap Agreements						$(12,108)	$(3,646)	$147	$(886)

(j)	Securities with an aggregate market value of $3,723 and cash of $515 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of January 31, 2015.

(k)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	02/2015	GBP	4,342		$6,783	$243	$0
	02/2015	JPY	86,090		718	0	(15)
	02/2015		$719	EUR	611	0	(29)
	04/2015	BRL	1,213		$453	8	0
CBK	02/2015	EUR	8,672		10,631	832	0
	03/2015	CAD	252		220	22	0
	03/2015	GBP	51		77	0	0
DUB	02/2015	AUD	141		114	4	0
	02/2015	BRL	2,604		978	8	0
	02/2015		$985	BRL	2,604	0	(14)
	03/2015	GBP	26		$39	0	0
	07/2015	BRL	27,502		10,137	316	0
FBF	02/2015		$729	JPY	86,090	4	0
	03/2015	JPY	86,090		$730	0	(4)
	07/2015	BRL	27,320		10,009	253	0
GLM	02/2015		3,210		1,233	37	0
	02/2015	EUR	718		847	35	0
	02/2015		$1,206	BRL	3,210	0	(9)
	02/2015		5,711	EUR	4,741	0	(354)
HUS	02/2015	BRL	3,210		$1,206	9	0
	02/2015		$1,245	BRL	3,210	0	(49)
	02/2015		8,473	EUR	7,451	0	(54)
	03/2015	BRL	3,210		$1,236	49	0
	03/2015	EUR	7,451		8,475	54	0
JPM	02/2015		$535	GBP	353	0	(4)
	07/2015	BRL	10,214		$3,758	111	0
MSB	02/2015		48,995		18,403	143	0
	02/2015	EUR	3,413		4,175	319	0
	02/2015		$18,274	BRL	48,995	8	(23)
	02/2015		6,016	GBP	3,989	0	(8)
	03/2015		7,622	BRL	20,447	0	(61)
	04/2015	GBP	3,989		$6,014	8	0
	04/2015		$7,938	BRL	21,869	80	0
NGF	02/2015	BRL	4,520		$1,698	13	0
	02/2015		$1,668	BRL	4,520	17	0
RBC	02/2015	BRL	718		$266	0	(1)
	02/2015		$270	BRL	718	0	(2)
UAG	02/2015	BRL	34,955		$13,276	250	0
	02/2015		$13,130	BRL	34,955	0	(102)
	03/2015	GBP	185		$280	1	0
	03/2015		$7,313	BRL	19,375	0	(148)

Total Forward Foreign Currency Contracts						$2,824	$(877)

Swap Agreements:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at January 31, 2015 (2)	Notional Amount (3)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Russia Government International Bond	1.000%	06/20/2024	6.279%		$400	$(40)	$(91)	$0	$(131)
BRC	Abengoa S.A.	5.000%	12/20/2019	10.314%	EUR	1,300	(292)	41	0	(251)
	Gazprom SNR	1.900%	12/20/2017	8.137%		$1,250	0	(191)	0	(191)
	JSC VTB Bank	2.340%	12/20/2017	10.061%		1,250	0	(228)	0	(228)
	Russia Government International Bond	1.000%	06/20/2019	6.289%		200	(12)	(26)	0	(38)
	Russia Government International Bond	1.000%	06/20/2024	6.279%		400	(46)	(84)	0	(130)
	Russia Government International Bond	1.000%	09/20/2024	6.278%		300	(25)	(74)	0	(99)
CBK	Russia Government International Bond	1.000%	06/20/2019	6.289%		1,000	(62)	(129)	0	(191)
	Russia Government International Bond	1.000%	06/20/2024	6.279%		500	(53)	(110)	0	(163)
	Russia Government International Bond	1.000%	09/20/2024	6.278%		300	(26)	(73)	0	(99)
FBF	TNK-NS BP Finance S.A.	3.150%	12/20/2017	8.837%		1,500	0	(203)	0	(203)
GST	Russia Government International Bond	1.000%	06/20/2019	6.289%		400	(25)	(52)	0	(77)
	Russia Government International Bond	1.000%	06/20/2024	6.279%		200	(23)	(43)	0	(66)
HUS	Russia Government International Bond	1.000%	06/20/2019	6.289%		130	(5)	(20)	0	(25)
	Russia Government International Bond	1.000%	06/20/2024	6.279%		130	(13)	(29)	0	(42)
	Russia Government International Bond	1.000%	09/20/2024	6.278%		69	(10)	(13)	0	(23)
JPM	Russia Government International Bond	1.000%	06/20/2024	6.279%		200	(18)	(47)	0	(65)

							$(650)	$(1,372)	$0	$(2,022)

Credit Default Swaps on Credit Indices - Sell Protection (1)

							Swap Agreements, at Value (4)
Counterparty	Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Premiums (Received)	Unrealized Appreciation	Asset	Liability
RYL	ABX.HE.AA.6-1 Index	0.320%	07/25/2045	$19,062	$(11,201)	$7,230	$0	$(3,971)
	ABX.HE.PENAAA.7-1 Index	0.090%	08/25/2037	6,788	(3,360)	1,834	0	(1,526)

					$(14,561)	$9,064	$0	$(5,497)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums (Received)	Unrealized Appreciation	Asset	Liability
HUS	Pay	1-Year BRL-CDI	11.680%	01/04/2021	BRL	200,000	$(916)	$1,161	$245	$0
	Pay	1-Year BRL-CDI	12.055%	01/04/2021		91,000	(8)	550	542	0

							$(924)	$1,711	$787	$0

Total Return Swaps on Convertible Securities

									Swap Agreements, at Value
Counterparty	Pay/Receive	Underlying Reference	# of Shares	Financing Rate	Maturity Date	Notional Amount	Premiums Paid	Unrealized Appreciation	Asset	Liability
DUB	Receive	OGX Petroleo e Gas Participaceos S.A.	881	Not Applicable, Fully Funded	02/11/2015	$368	$368	$253	$621	$0
	Receive	OGX Petroleo e Gas Participaceos S.A.	698	Not Applicable, Fully Funded	04/11/2015	292	292	19	311	0

							$660	$272	$932	$0

Total Swap Agreements							$(15,475)	$9,675	$1,719	$(7,519)

(l)	Securities with an aggregate market value of $7,320 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of January 31, 2015.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of January 31, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 01/31/2015
Investments in Securities, at Value
Bank Loan Obligations	$0	$23,927	$896	$24,823
Corporate Bonds & Notes
Banking & Finance	0	77,030	7,968	84,998
Industrials	0	116,373	12,002	128,375
Utilities	0	36,053	0	36,053
Convertible Bonds & Notes
Banking & Finance	0	5,914	0	5,914
Municipal Bonds & Notes
Iowa	0	200	0	200
West Virginia	0	2,392	0	2,392
U.S. Government Agencies	0	1,126	0	1,126
U.S. Treasury Obligations	0	498	0	498
Mortgage-Backed Securities	0	173,398	1,170	174,568
Asset-Backed Securities	0	134,165	0	134,165
Sovereign Issues	0	2,268	0	2,268
Common Stocks
Consumer Discretionary	383	0	0	383
Convertible Preferred Securities
Banking & Finance	0	18,029	0	18,029
Preferred Securities
Banking & Finance	996	1,060	0	2,056
Short-Term Instruments
Repurchase Agreements	0	12,900	0	12,900
U.S. Treasury Bills	0	12,579	0	12,579

Total Investments	$1,379	$617,912	$22,036	$641,327

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	147	0	147
Over the counter	0	3,611	932	4,543
	$0	$3,758	$932	$4,690

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(886)	0	(886)
Over the counter	0	(8,396)	0	(8,396)

	$0	$(9,282)	$0	$(9,282)

Totals	$1,379	$612,388	$22,968	$636,735

There were no significant transfers between Levels 1 and 2 during the period ended January 31, 2015.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended January 31, 2015:

Category and Subcategory	Beginning Balance at 10/31/2014	Net Purchases (1)	Net Sales (1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 01/31/2015	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 01/31/2015 (2)
Investments in Securities, at Value
Bank Loan Obligations	$970	$6	$0	$19	$0	$(99)	$0	$0	$896	$(99)
Corporate Bonds & Notes
Banking & Finance	8,000	0	(32)	6	1	(7)	0	0	7,968	(6)
Industrials	12,333	0	(527)	6	1	189	0	0	12,002	252
Mortgage-Backed Securities	3,320	1,285	(3,542)	13	208	(114)	0	0	1,170	(14)
Asset-Backed Securities	1,439	0	(1,491)	0	54	(2)	0	0	0	0

	$26,062	$1,291	$(5,592)	$44	$264	$(33)	$0	$0	$22,036	$133
Financial Derivative Instruments -Assets
Over the counter	991	0	(75)	0	75	(59)	0	0	932	32

Totals	$27,053	$1,291	$(5,667)	$44	$339	$(92)	$0	$0	$22,968	$165

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 01/31/2015	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Bank Loan Obligations	$896	Third Party Vendor	Broker Quote	77.50 - 92.00
Corporate Bonds & Notes
Banking & Finance	5,168	Discounted Cash Flows	Credit Rating	B-BBB
			OAS Spread	600 - 950bps
			Yield	8.75 - 9.75
	2,800	Market Comparable Companies	Credit Rating	B-BB
			Net Debt to Equity Ratio	8 - 10x
			Yield	8.00 - 10.00
Industrials	6,022	Benchmark Pricing	Base Price	100.00 - 102.67
	5,980	Third Party Vendor	Broker Quote	110.62 - 116.38
Mortgage-Backed Securities	662	Benchmark Pricing	Base Price	94.90
	422	Other Valuation Techniques (3)	—	—
	86	Third Party Vendor	Broker Quote	99.70
Financial Derivative Instruments - Assets
Over the counter	932	Indicative Market Quotation	Broker Quote	106.44 - 146.84

Total	$22,968

(1)	Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(2)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at January 31, 2015 may be due to an investment no longer held or categorized as Level 3 at period end.
(3)	Includes valuation techniques not defined in the Supplementary Notes to Schedule of Investments as securities valued using such techniques are not considered significant to the Fund.

See Accompanying Notes

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The Net Asset Value (“NAV”) of the Fund’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open (each a “Business Day”). Information that becomes known to the Fund or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

For purposes of calculating the NAV, portfolio securities and other financial derivative instruments are valued on each Business Day using valuation methods as adopted by the Board of Trustees (the “Board”) of the Fund. The Board has formed a Valuation Committee whose function is to monitor the valuation of portfolio securities and other financial derivative instruments and, as required by the Fund’s valuation policies, determine in good faith the fair value of portfolio holdings after consideration of all relevant factors, including recommendations provided by the investment manager (the “Manager”). The Board has delegated responsibility for applying the valuation methods to the Manager. The Manager monitors the continual appropriateness of methods applied and determines if adjustments should be made in light of market factor changes and events affecting issuers.

Where market quotes are readily available, fair market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Where market quotes are not readily available, portfolio securities and other financial derivative instruments are valued at fair value, as determined in good faith by the Board, its Valuation Committee, or the Manager pursuant to instructions from the Board or its Valuation Committee. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund’s securities or financial derivative instruments. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Manager, PIMCO, the responsibility for monitoring significant events that may materially affect the values of the Fund’s securities or financial derivative instruments and for determining whether the value of the applicable securities or financial derivative instruments should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other financial derivative instruments that may require fair valuation under particular circumstances. The Manger monitors the continual appropriateness of fair valuation methods applied and determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Manager determines that a fair valuation method may no longer be appropriate, another valuation method may be selected, or the Valuation Committee will take any appropriate action in accordance with procedures set forth by the Board. The Board reviews the appropriateness of the valuation methods from time to time and these methods may be amended or supplemented from time to time by the Valuation Committee.

In circumstances in which daily market quotes are not readily available, investments may be valued pursuant to guidelines established by the Board. In the event that the security or asset cannot be valued pursuant to the established guidelines, the value of the security or other financial derivative instrument will be determined in good faith by the Valuation Committee of the Board, generally based upon recommendations provided by PIMCO. These methods may require subjective determinations about the value of a security. While the Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Fund cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy U.S. GAAP describes fair market value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

•	Level 1—Inputs using (unadjusted) quoted prices in active markets or exchanges for identical assets and liabilities.

•	Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•	Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers in and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments of the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the transfers between Levels of the Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair market value The valuation methods (or “techniques”) and significant inputs used in determining the fair market values of portfolio securities or financial derivative instruments categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, exchange-traded funds, exchange-traded notes and financial derivative instruments, such as futures contracts or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less and repurchase agreements are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as foreign currency contracts, options contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued by independent pricing service providers. Depending on the product and the terms of the transaction, financial derivative instruments can be valued by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps the clearing facility requires its members to provide actionable price levels across complete term structures. These levels, along with external third-party prices, are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, securities will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and liabilities categorized as Level 3 of the fair value hierarchy are as follows:

Benchmark pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Committee. Significant changes in the unobservable inputs of the benchmark pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy. The validity of the fair value is reviewed by PIMCO on a periodic basis and may be amended as the availability of market data indicates a material change.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Manager may elect to obtain indicative market quotations (“broker quotes”) directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced broker quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker quotes are typically received from established market participants. Although independently received, the Manager does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security.

Discounted cash flow valuation uses an internal analysis based on the portfolio manager’s expectation of principal and interest payments, fees and costs, and other unobservable inputs which may include credit rating, yield and option adjusted spread (“OAS”) of a security. Significant changes in the unobservable inputs of the models would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Market comparable companies valuation estimates fair value by using an internal model that utilizes comparable companies’ inputs such as the company’s credit rating, debt to equity ratios, market multiples derived from earnings before interest, taxes, depreciation and amortization (“EBITDA”), manager assumptions regarding such comparable companies and requested non-public statements from the underlying company. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The validity of the fair value is reviewed by PIMCO on a periodic basis and may be amended as the availability of market data indicates a material change.

2. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with U.S. GAAP, the Manager has reviewed the Fund’s tax positions for all open tax years. As of January 31, 2015, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. tax returns. While the statute of limitations remains open to examine the Fund’s U.S. tax returns filed for the fiscal years ending in 2012-2014, no examinations are in progress or anticipated at this time. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

As of January 31, 2015, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ Depreciation (1)
$599,817	$72,986	$(31,476)	$41,510

(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
BCY	Barclays Capital, Inc.	FBF	Credit Suisse International	MSC	Morgan Stanley & Co., Inc.
BOA	Bank of America N.A.	FOB	Credit Suisse Securities (USA) LLC	NGF	Nomura Global Financial Products, Inc.
BOS	Banc of America Securities LLC	GLM	Goldman Sachs Bank USA	RBC	Royal Bank of Canada
BPG	BNP Paribas Securities Corp.	GST	Goldman Sachs International	RDR	RBC Dain Rausher, Inc.
BPS	BNP Paribas S.A.	HUS	HSBC Bank USA N.A.	RYL	Royal Bank of Scotland Group PLC
BRC	Barclays Bank PLC	JML	JP Morgan Securities Plc	SAL	Citigroup Global Markets, Inc.
CBK	Citibank N.A.	JPM	JPMorgan Chase Bank N.A.	SOG	Societe Generale
CFR	Credit Suisse Securities (Europe) Ltd.	JPS	JPMorgan Securities, Inc.	UAG	UBS AG Stamford
DEU	Deutsche Bank Securities, Inc.	MSB	Morgan Stanley Bank, N.A	UBS	UBS Securities LLC
DUB	Deutsche Bank AG

Currency Abbreviations:
AUD	Australian Dollar	EUR	Euro	JPY	Japanese Yen
BRL	Brazilian Real	GBP	British Pound	USD (or $)	United States Dollar
CAD	Canadian Dollar

Index Abbreviations:
ABX.HE	Asset-Backed Securities Index - Home Equity

Other Abbreviations:
ABS	Asset-Backed Security	BBSW	Bank Bill Swap Reference Rate	PIK	Payment-in-Kind
ALT	Alternate Loan Trust	CDI	Brazil Interbank Deposit Rate	REMIC	Real Estate Mortgage Investment Conduit
BBR	Bank Bill Rate	LIBOR	London Interbank Offered Rate

Item 2. Controls and Procedures

(a) The registrant’s President, Principal Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial & accounting officer of the registrant as required by Rule 30a-2 under the 1940 Act is attached as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: PIMCO Income Opportunity Fund

By	/s/ Peter G. Strelow
Peter G. Strelow, President, Principal Executive Officer

Date: March 31, 2015

By	/s/ William G. Galipeau
William G. Galipeau, Treasurer, Principal Financial & Accounting Officer

Date: March 31, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Peter G. Strelow
Peter G. Strelow, President, Principal Executive Officer

Date: March 31, 2015

By	/s/ William G. Galipeau
William G. Galipeau, Treasurer, Principal Financial & Accounting Officer

Date: March 31, 2015